Note 12 - Employee Benefit Programs (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Defined Contribution Plan, Eligibility Requirements, Minimum Age of Employees					21
Defined Contribution Plan, Eligibility Requirements, Minimum Length of Employment					30 days
Defined Contribution Plan, Employer Discretionary Contribution Amount					$ 0	$ 0
Stock Issued During Period, Value, Employee Stock Purchase Plan			$ 358		$ 28,952	$ 49,757
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan			15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	333		333		25,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans | shares	0		30		398	38
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 0		$ 358		$ 28,952	$ 49,757
Defined Contribution Plan, Cost	$ 0	$ 1,152	$ 53	$ 2,936	$ 4,523	$ 7,541